FAIR VALUE MEASUREMENT - Changes in level 3 (Details) - Level 3 $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	$ 1,375
Business combination (see Note 4)	1,768
Change in fair value	(129)
Liabilities at end of period	3,014
Accrued expenses and other payables
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	688
Change in fair value	72
Classification of current maturity	435
Liabilities at end of period	1,195
"Other long- term liabilities"
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	687
Business combination (see Note 4)	1,768
Change in fair value	(201)
Classification of current maturity	(435)
Liabilities at end of period	$ 1,819